Employee Benefit Plans (Summary of Changes in Pension and Other Postretirement Benefit Plans) (Detail) - USD ($)		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Changes in fair value of plan assets:
Actual return (loss) on plan assets		$ (605,000,000)	$ 1,600,000,000
Employer contributions		0
Dominion Energy Gas Holdings, LLC
Changes in fair value of plan assets:
Actual return (loss) on plan assets		(129,000,000)	335,000,000
Employer contributions		0
Noncurrent assets of discontinued operations		5,849,000,000	5,653,000,000
Noncurrent liabilities of discontinued operations		(2,896,000,000)	(2,917,000,000)
Pension Benefits
Changes in benefit obligation:
Benefit obligation at beginning of year		9,052,000,000	8,132,000,000
Service cost		157,000,000	138,000,000	$ 118,000,000
Interest cost		337,000,000	345,000,000	317,000,000
Benefits paid		(358,000,000)	(323,000,000)
Actuarial (gains) losses during the year		(688,000,000)	830,000,000
Plan amendments	[1]		5,000,000
Settlements and curtailments	[2]		(75,000,000)
Benefit obligation at end of year		8,500,000,000	9,052,000,000	8,132,000,000
Changes in fair value of plan assets:
Fair value of plan assets at beginning of year		8,062,000,000	7,016,000,000
Actual return (loss) on plan assets		(513,000,000)	1,327,000,000
Employer contributions		6,000,000	118,000,000
Benefits paid		(358,000,000)	(323,000,000)
Settlements	[2]		(76,000,000)
Fair value of plan assets at end of year		7,197,000,000	8,062,000,000	7,016,000,000
Funded status at end of year		(1,303,000,000)	(990,000,000)
Noncurrent pension and other postretirement benefit assets		1,003,000,000	1,117,000,000
Other current liabilities		(34,000,000)	(8,000,000)
Noncurrent pension and other postretirement benefit liabilities		(2,272,000,000)	(2,099,000,000)
Net amount recognized		$ (1,303,000,000)	$ (990,000,000)
Significant assumptions used to determine benefit obligations
Weighted average rate of increase for compensation		4.32%	4.09%
Pension Benefits | Dominion Energy Gas Holdings, LLC
Changes in benefit obligation:
Benefit obligation at beginning of year		$ 773,000,000	$ 683,000,000
Service cost		18,000,000	15,000,000	13,000,000
Interest cost		29,000,000	30,000,000	30,000,000
Benefits paid		(34,000,000)	(33,000,000)
Actuarial (gains) losses during the year		(56,000,000)	78,000,000
Benefit obligation at end of year		730,000,000	773,000,000	683,000,000
Changes in fair value of plan assets:
Fair value of plan assets at beginning of year		1,803,000,000	1,542,000,000
Actual return (loss) on plan assets		(113,000,000)	294,000,000
Benefits paid		(34,000,000)	(33,000,000)
Fair value of plan assets at end of year		1,656,000,000	1,803,000,000	1,542,000,000
Funded status at end of year		926,000,000	1,030,000,000
Noncurrent pension and other postretirement benefit assets		310,000,000	347,000,000
Noncurrent assets of discontinued operations		616,000,000	683,000,000
Net amount recognized		$ 926,000,000	$ 1,030,000,000
Significant assumptions used to determine benefit obligations
Discount rate		4.42%	3.81%
Weighted average rate of increase for compensation		4.55%	4.11%
Pension Benefits | Minimum
Significant assumptions used to determine benefit obligations
Discount rate		4.42%	3.80%
Pension Benefits | Maximum
Significant assumptions used to determine benefit obligations
Discount rate		4.43%	3.81%
Other Postretirement Benefits
Changes in benefit obligation:
Benefit obligation at beginning of year		$ 1,529,000,000	$ 1,478,000,000
Service cost		27,000,000	26,000,000	31,000,000
Interest cost		56,000,000	60,000,000	65,000,000
Benefits paid		(87,000,000)	(83,000,000)
Actuarial (gains) losses during the year		(158,000,000)	119,000,000
Plan amendments	[1]	(4,000,000)	(73,000,000)
Settlements and curtailments	[2]		2,000,000
Benefit obligation at end of year		1,363,000,000	1,529,000,000	1,478,000,000
Changes in fair value of plan assets:
Fair value of plan assets at beginning of year		1,729,000,000	1,512,000,000
Actual return (loss) on plan assets		(92,000,000)	236,000,000
Employer contributions		12,000,000	13,000,000
Benefits paid		(68,000,000)	(32,000,000)
Fair value of plan assets at end of year		1,581,000,000	1,729,000,000	1,512,000,000
Funded status at end of year		218,000,000	200,000,000
Noncurrent pension and other postretirement benefit assets		276,000,000	261,000,000
Other current liabilities		(2,000,000)
Noncurrent pension and other postretirement benefit liabilities		(56,000,000)	(61,000,000)
Net amount recognized		218,000,000	$ 200,000,000
Significant assumptions used to determine benefit obligations
Discount rate			3.76%
Other Postretirement Benefits | Dominion Energy Gas Holdings, LLC
Changes in benefit obligation:
Benefit obligation at beginning of year		290,000,000	$ 320,000,000
Service cost		4,000,000	4,000,000	5,000,000
Interest cost		11,000,000	12,000,000	14,000,000
Benefits paid		(18,000,000)	(19,000,000)
Actuarial (gains) losses during the year		(27,000,000)	34,000,000
Plan amendments	[1]	(4,000,000)	(61,000,000)
Benefit obligation at end of year		256,000,000	290,000,000	320,000,000
Changes in fair value of plan assets:
Fair value of plan assets at beginning of year		333,000,000	299,000,000
Actual return (loss) on plan assets		(16,000,000)	41,000,000
Employer contributions		12,000,000	12,000,000
Benefits paid		(18,000,000)	(19,000,000)
Fair value of plan assets at end of year		311,000,000	333,000,000	$ 299,000,000
Funded status at end of year		55,000,000	43,000,000
Noncurrent pension and other postretirement benefit assets		63,000,000	57,000,000
Noncurrent liabilities of discontinued operations		(8,000,000)	(14,000,000)
Net amount recognized		$ 55,000,000	$ 43,000,000
Significant assumptions used to determine benefit obligations
Discount rate		4.37%	3.76%
Other Postretirement Benefits | Minimum
Significant assumptions used to determine benefit obligations
Discount rate		4.37%
Weighted average rate of increase for compensation		4.30%	3.95%
Other Postretirement Benefits | Maximum
Significant assumptions used to determine benefit obligations
Discount rate		4.38%
Weighted average rate of increase for compensation		4.55%	4.11%

[1]	2017 amounts relate primarily to a plan amendment that changed post-65 retiree medical coverage for certain current and future Local 69 retirees effective July 1, 2017.
[2]	2017 amount relates primarily to settlement and curtailment as a result of the voluntary and involuntary separation programs at Dominion Energy Questar.